Balance Sheet Components - Schedule of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 1,029	$ 1,006
Value added tax receivable	446	616
Contract assets	197	0
Government tax receivables	1,416	0
Other assets	186	686
Prepaid expenses and other current assets	$ 3,274	$ 2,308